Consolidated Balance Sheets (Restated) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	[1]	$ 1,672	$ 1,634
Interest-earning demand deposits	[1]	8,725	5,773
Total Cash and Cash Equivalents	[1]	10,397	7,407
Securities available-for-sale, at fair value	[1]	18,313	17,747
Securities held-to-maturity, at amortized cost (fair value of 2017 $6,588; 2016 $7,384)	[1]	6,575	7,420
Investment in restricted stock, at cost	[1]	3,270	2,886
Loans held for sale	[1]	2,770	2,059
Loans, net of allowance for loan losses (2017 $1,261; 2016 $990)	[1]	262,711	226,192
Bank owned life insurance	[1]	3,758	3,696
Accrued interest receivable	[1]	824	652
Premises and equipment, net	[1]	3,064	3,175
Other assets	[1]	2,700	2,359
Total Assets	[1]	314,382	273,593
Deposits:
Non-interest-bearing	[1]	8,385	8,423
Interest bearing	[1]	208,306	174,511
Total Deposits	[1]	216,691	182,934
Short-term borrowings	[1]	13,000	6,000
Long-term borrowings	[1]	51,447	50,813
Official bank checks	[1]	929	318
Other liabilities	[1]	1,259	1,753
Total Liabilities	[1]	283,326	241,818
Stockholders' Equity
Preferred stock, par value $0.01; 25,000,000 shares authorized, no shares issued and outstanding	[1]
Common stock; par value $0.01; 50,000,000 shares authorized; 1,934,853 and 1,941,688 shares outstanding in 2017 and 2016, respectively	[1]	19	19
Paid-in capital	[1]	15,441	16,352
Retained earnings	[1]	16,077	15,839
Accumulated other comprehensive loss		(165)	(85)
Unearned ESOP shares - at cost	[1]	(316)	(350)
Total Stockholders' Equity	[1]	31,056	31,775
Total Liabilities and Stockholders' Equity	[1]	$ 314,382	$ 273,593

[1]	Restated